Restatement of comparatives (Tables)	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Schedule Of Material Restatement Of EVT 801 Asset

The error resulted in a material overstatement of the
EVT-801
intangible asset and a corresponding overstatement of the liability at acquisition. The impact of this error is noted below with the restated balances disclosed in notes 15 and 19.

	30 June 2022 Reported	Increase/ (decrease)	30 June 2022 Restated
	A$’000	A$’000	A$’000

Consolidated statement of financial position

Intangibles - licensing agreement	27,266	(1,045)	26,221
Less Accumulated amortisation	(7,216)	134	(7,082)
	20,050	(911)	19,139
Current contingent consideration	(759)	—	(759)
Non-Current contingent consideration	(8,756)	547	(8,209)
	(9,515)	547	(8,968)
Accumulated losses	(68,253)	(364)	(68,617)
Total equity	18,638	(363)	18,275

Schedule Of Material Restatement Of Income Statement

	30 June 2022	Increase/ (decrease)	30 June 2022 Restated

Consolidated statement of profit and loss

Research and development expense	(20,252)	83	(20,169)
General and administrative expense	(4,511)	(602)	(5,113)
Loss on revaluation of contingent consideration	(152)	152	—
Commercialisation expense	(127)	—	(127)
Loss before income tax benefit	(25,016)	(366)	(25,382)
Income tax benefit	368	—	368
Loss after income tax benefit	(24,648)	(366)	(25,014)
Impact on basic and diluted earnings per share increase/ (decrease) in earning per share

	Cents	Cents	Cents
Basic and diluted loss for the year attributable to equity holders	$(18.61)	$(0.27)	$(18.88)